Fair Value, by Balance Sheet Grouping (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fair Value Measurement Fair Value, By Balance Sheet Grouping 1				245,813
Fair Value Measurement Fair Value, By Balance Sheet Grouping 2				245,813
Fair Value Measurement Fair Value, By Balance Sheet Grouping 3			39,056
Fair Value Measurement Fair Value, By Balance Sheet Grouping 4				665
Fair Value Measurement Fair Value, By Balance Sheet Grouping 5				665
Fair Value Measurement Fair Value, By Balance Sheet Grouping 6			106
Fair Value Measurement Fair Value, By Balance Sheet Grouping 7				519,201
Fair Value Measurement Fair Value, By Balance Sheet Grouping 8				519,201
Fair Value Measurement Fair Value, By Balance Sheet Grouping 9			82,492
Fair Value Measurement Fair Value, By Balance Sheet Grouping 10				33,678
Fair Value Measurement Fair Value, By Balance Sheet Grouping 11				33,678
Fair Value Measurement Fair Value, By Balance Sheet Grouping 12			5,351
Fair Value Measurement Fair Value, By Balance Sheet Grouping 13				799,357
Fair Value Measurement Fair Value, By Balance Sheet Grouping 14				799,357
Fair Value Measurement Fair Value, By Balance Sheet Grouping 15			127,005
Fair Value Measurement Fair Value, By Balance Sheet Grouping 1		450,557
Fair Value Measurement Fair Value, By Balance Sheet Grouping 2		450,557
Fair Value Measurement Fair Value, By Balance Sheet Grouping 3	72,319
Fair Value Measurement Fair Value, By Balance Sheet Grouping 4		668
Fair Value Measurement Fair Value, By Balance Sheet Grouping 5		668
Fair Value Measurement Fair Value, By Balance Sheet Grouping 6	107
Fair Value Measurement Fair Value, By Balance Sheet Grouping 7		441,294
Fair Value Measurement Fair Value, By Balance Sheet Grouping 8		441,294
Fair Value Measurement Fair Value, By Balance Sheet Grouping 9	70,832
Fair Value Measurement Fair Value, By Balance Sheet Grouping 10		21,808
Fair Value Measurement Fair Value, By Balance Sheet Grouping 11		21,808
Fair Value Measurement Fair Value, By Balance Sheet Grouping 12	3,501
Fair Value Measurement Fair Value, By Balance Sheet Grouping 13		914,327
Fair Value Measurement Fair Value, By Balance Sheet Grouping 14		914,327
Fair Value Measurement Fair Value, By Balance Sheet Grouping 15	$ 146,759